Expenses By Nature - Summary of Expenses By Nature (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of expenses by nature [Line Items]
Payroll and employee benefits	¥ 693,153	¥ 614,013	¥ 1,953,723	¥ 1,497,459	¥ 802,355
Cost of goods sold	35,461	17,157	71,716	34,138	192,523
Depreciation and amortization	73,027	48,883	101,131	89,610	86,552
Professional services fee	73,656	13,563	107,178	46,918	63,811
Service fee from a related party	32,379	65,557	90,055	111,532	30,274
Outsourcing service fee	61,734	26,189	67,438	43,239	27,834
Utilities and property management fee	24,823	14,042	35,698	31,978	38,210
Listing expense related to public offering on Nasdaq		3,634
Listing expense related to Hong Kong public offering	29,068
Others	66,612	40,758	107,205	88,705	72,814
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	1,089,913	843,796	2,534,144	1,943,579	1,314,373
Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	445,452	307,892	728,373	544,968	460,221
Contributions to defined contribution retirement plan	28,179	14,221	37,483	20,707	16,705
Share-based compensation expenses	219,522	291,900	1,187,867	931,784	325,429
Employee benefits	693,153	614,013	1,953,723	1,497,459	802,355
Property and equipment [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	45,372	28,912	58,312	49,090	50,519
Right-of-use assets [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	25,417	17,810	38,484	36,205	31,748
Intangible assets [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	¥ 2,238	¥ 2,161	¥ 4,335	¥ 4,315	¥ 4,285